Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Revenue by Type of Good or Service

Revenue by type of good or service (in thousands)

	2017	2018	2019
Digital Platform Services Revenue	$296,350	$488,995	$701,246
Digital Platform Fulfilment Revenue	74,182	97,794	127,960
Brand Platform Revenue	-	-	164,210
In-Store Revenue	15,434	15,595	27,621
Total Revenue	$385,966	$602,384	$1,021,037